Pension schemes - Schedule of defined benefit pension scheme (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans
Service cost	£ 5	£ 19	£ 24
Defined benefit pension expense	5	19	24
Net interest on net defined benefit obligation	1	5	9
Net defined benefit pension expense	6	24	33
United Kingdom
Disclosure of defined benefit plans
Service cost	2	16	21
Defined benefit pension expense	2	16	21
Net interest on net defined benefit obligation	1	4	8
Net defined benefit pension expense	3	20	29
United States
Disclosure of defined benefit plans
Service cost	3	3	3
Defined benefit pension expense	3	3	3
Net interest on net defined benefit obligation		1	1
Net defined benefit pension expense	£ 3	£ 4	£ 4